Goodwill and Intangible Assets (Future Amortization Expense) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal 2017	$ 35,951
Fiscal 2018	35,951
Fiscal 2019	33,207
Fiscal 2020	32,324
Fiscal 2021	32,258
Thereafter	208,284
Total	$ 377,975	$ 324,384